Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Exchange rates	7.1884						7.1884
Cash and cash equivalents	¥ 32,431,081		¥ 48,164,664				$ 4,511,585
Restricted cash	418,722		417,990				58,250
Impairment of long-lived assets (in Dollars) | $
Allowance for sales (in Dollars) | $
Contract liabilities	98,895,905		107,826,617
Revenue recognized	9,765,766		23,740,945		¥ 804,875,532
Inventory write-down	10,914,374	$ 1,518,331	60,767,978		184,073,191
Advertising and promotion cost	364,253		1,278,586		10,901,200
Shipping and handling costs	¥ 968,713		¥ 2,122,358		¥ 4,233,084
Operating segment	1	1